Financial result (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Financial result
Interest expense	€ (596)	€ (1,316)	€ (4,427)	€ (822)
Interest expense on lease liability	(37)	(43)	(73)	(91)
Interest expense from long-term debt valuation	(537)	(290)	(1,061)	(609)
Expense from revaluation of derivative financial instruments		(983)	(3,222)
Fair value valuation of financial assets	(22)		(66)	(120)
Other			(5)	(2)
Interest income	1,974	144	107	631
Payout of bond funds	6	12	37	45
Income from revaluation of derivative financial instruments	1,966			574
Fair value valuation of financial assets		124
Other	2	8	70	12
Financial result	€ 1,378	€ (1,172)	€ (4,320)	€ (191)